Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Non controlling Interest	Total
Balance at Dec. 31, 2016	$ 18,640	$ 23,741,828	$ 1,033,524	$ 224,512	$ (1,728,096)	$ 5,012,260	$ 28,302,668
Balance (in Shares) at Dec. 31, 2016	18,640,000
Net income/loss				5,978,389		668,396	5,978,390
Appropriation to statutory reserve			955,951	(955,951)
Foreign currency translation adjustment					1,511,682	597,421	2,109,103
Acquisition of Non-controlling interest in REIT Changjiang		670,350				(3,970,350)	(3,300,000)
Private placement of 900,000 shares @ $4 per share	$ 900	3,599,100					3,600,000
Private placement of 900,000 shares @ $4 per share (in Shares)	900,000
Issuance shares - IPO	$ 3,220	14,266,974					14,270,194
Issuance shares - IPO (in Shares)	3,220,000
Balance at Dec. 31, 2017	$ 22,760	42,278,252	1,989,475	5,246,950	(216,414)	2,307,727	51,628,750
Balance (in Shares) at Dec. 31, 2017	22,760,000
Net income/loss				4,480,618		87,064	4,480,618
Appropriation to statutory reserve			643,322	(643,322)
Foreign currency translation adjustment					(2,888,771)	(126,806)	(3,015,577)
Balance at Dec. 31, 2018	$ 22,760	42,278,252	2,632,797	9,084,246	(3,105,185)	2,267,985	53,180,855
Balance (in Shares) at Dec. 31, 2018	22,760,000
Net income/loss				(14,802,614)		(294,635)	(14,802,614)
Foreign currency translation adjustment					(422,253)	(154,490)	(576,743)
Issuance of common stock for services	$ 400	447,600					448,000
Issuance of common stock for services (in Shares)	400,000
Balance at Dec. 31, 2019	$ 23,160	$ 42,725,852	$ 2,632,797	$ (5,718,368)	$ (3,527,438)	$ 1,818,860	$ 37,954,863
Balance (in Shares) at Dec. 31, 2019	23,160,000